Related Party (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of notes payable - related party
	Outstanding Principal as of				Warrants granted
	December 31, 2021	December 31, 2020	Interest Rate	Maturity Date	Quantity	Exercise Price
The September 2020 Goldberg Loan Agreement	-	16,705	7%	September 2022	-	-
The September 2020 Rosen Loan Agreement	-	3,295	7%	September 2022	-	-
	-	20,000
Less: Debt Discount	-	(17,068)
	-	2,932
Less: Current Debt	-	(2,932)
	$-	$-